Annual Fund Operating Expenses - Invesco Russell 1000 Enhanced Equal Weight ETF - ETF	Dec. 21, 2020
Operating Expenses:
Management Fees	0.29%
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%